Stock-based Compensation - Stock Option Activity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Stock Compensation Plan I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested shares	¥ 713
Common stock shares acquired	713
Stock Compensation Plan II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested shares	930	¥ 782
Common stock shares acquired	¥ 1,307	¥ 1,601